Label	Element	Value
Davis Global Fund | Davis Global Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses (as a percentage of net assets)	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement (as a percentage of net assets)	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of net assets)	rr_NetExpensesOverAssets	0.96%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 568
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	766
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	981
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,597
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	568
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	766
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	981
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 1,597
2009	rr_AnnualReturn2009	45.21%
2010	rr_AnnualReturn2010	15.13%
2011	rr_AnnualReturn2011	(13.51%)
2012	rr_AnnualReturn2012	15.37%
2013	rr_AnnualReturn2013	34.45%
2014	rr_AnnualReturn2014	2.51%
2015	rr_AnnualReturn2015	2.68%
2016	rr_AnnualReturn2016	10.31%
2017	rr_AnnualReturn2017	33.33%
2018	rr_AnnualReturn2018	(20.81%)
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest quarter 32.48% (for the quarter ended June 30, 2009)

Lowest quarter (20.67)% (for the quarter ended September 30, 2011)

Total return for the year to date period ended June 30, 2019 (non-annualized) was 18.74%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.67%)
1 YEAR	rr_AverageAnnualReturnYear01	(24.57%)
5 YEARS	rr_AverageAnnualReturnYear05	3.15%
10 YEARS	rr_AverageAnnualReturnYear10	10.11%
Davis Global Fund | Davis Global Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of net assets)	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver or Reimbursement (as a percentage of net assets)	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of net assets)	rr_NetExpensesOverAssets	1.71%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 274
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	539
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	928
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	539
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	928
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,019
1 YEAR	rr_AverageAnnualReturnYear01	(22.11%)
5 YEARS	rr_AverageAnnualReturnYear05	3.32%
10 YEARS	rr_AverageAnnualReturnYear10	9.66%
Davis Global Fund | Davis Global Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of net assets)	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver or Reimbursement (as a percentage of net assets)	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of net assets)	rr_NetExpensesOverAssets	0.70%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 72
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	224
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	390
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	871
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	224
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	390
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 871
1 YEAR	rr_AverageAnnualReturnYear01	(20.59%)
5 YEARS	rr_AverageAnnualReturnYear05	4.42%
10 YEARS	rr_AverageAnnualReturnYear10	10.92%
Davis Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	 <big> Fund Summary: Davis Global Fund </big>
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class' section of the Fund's prospectus on page 24 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 41. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in "Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts" to the prospectus based on information provided by the financial intermediary.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees   (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses   (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Global Fund's portfolio principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization. The Fund will invest significantly (at least 40% of total assets under normal market conditions and at least 30% of total assets if market conditions are not deemed favorable) in issuers: (i) organized or located outside of the U.S.; (ii) whose primary trading market is located outside the U.S.; or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Under normal market conditions the Fund will invest in issuers representing at least three different countries. These non-U.S. company investments may include American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs" and together "Depositary Receipts"). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.

Davis Investment Discipline.

Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long-term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions or other purposes.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund does not concentrate in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Global Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities and less developed trading markets, exchanges, reporting standards and legal and accounting systems.
  Exposure to Industry or Sector Risk. Subject to the Fund's investment limitations, the Fund may have significant exposure to a particular industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the industry or sector, and thus its net asset value may be more volatile than a fund without such levels of exposure. For example, if the Fund has significant exposure in a particular industry, then economic, regulatory, or other issues that negatively affect that industry may have a greater impact on the Fund than on a fund that is more diversified.
  Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
  Foreign Country Risk. Securities of foreign companies (including ADRs) may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
  Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund's shares to decline.
  Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time and the company's stock may never recover or may become worthless.
  Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid-and small-capitalization companies.
  Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund's investment objective.
  Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Global Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares (Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the MSCI ACWI (All Country World Index), a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis Global Fund Average Annual Total Returns for the periods ended December 31, 2018 with maximum sales charge
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Davis International Fund | Davis International Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses (as a percentage of net assets)	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement (as a percentage of net assets)	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of net assets)	rr_NetExpensesOverAssets	1.04%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 576
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	790
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,022
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,686
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	576
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	790
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,022
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 1,686
2009	rr_AnnualReturn2009	38.32%
2010	rr_AnnualReturn2010	14.87%
2011	rr_AnnualReturn2011	(20.42%)
2012	rr_AnnualReturn2012	17.33%
2013	rr_AnnualReturn2013	20.85%
2014	rr_AnnualReturn2014	(3.05%)
2015	rr_AnnualReturn2015	(1.57%)
2016	rr_AnnualReturn2016	0.79%
2017	rr_AnnualReturn2017	38.09%
2018	rr_AnnualReturn2018	(21.00%)
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest quarter 29.52% for the quarter ended June 30, 2009

Lowest quarter (24.95)% for the quarter ended September 30, 2011

Total return for the year to date period ended June 30, 2019 (non-annualized) was 15.97%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.95%)
1 YEAR	rr_AverageAnnualReturnYear01	(24.75%)
5 YEARS	rr_AverageAnnualReturnYear05	(0.01%)
10 YEARS	rr_AverageAnnualReturnYear10	6.01%
Davis International Fund | Davis International Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of net assets)	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Fee Waiver or Reimbursement (as a percentage of net assets)	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of net assets)	rr_NetExpensesOverAssets	1.85%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 288
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	582
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,001
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,169
1 YEAR	rr_AverageAnnualReturnYear01	(22.44%)
5 YEARS	rr_AverageAnnualReturnYear05	(0.08%)
10 YEARS	rr_AverageAnnualReturnYear10	5.21%
Davis International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	 <big> Fund Summary: Davis International Fund </big>
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class' section of the Fund's prospectus on page 24 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 41. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in "Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts" to the prospectus based on information provided by the financial intermediary.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees   (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses   (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis International Fund's portfolio principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization. The Fund will invest significantly (at least 40% of total assets under normal market conditions and at least 30% of total assets if market conditions are not deemed favorable) in issuers: (i) organized or located outside of the U.S.; (ii) whose primary trading market is located outside the U.S.; or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Under normal market conditions the Fund will invest in issuers representing at least three different countries. These non-U.S. company investments may include American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs" and together "Depositary Receipts"). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long-term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or other purposes.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund does not concentrate in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis International Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and should be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities and less developed trading markets, exchanges, reporting standards and legal and accounting systems.
  Exposure to Industry or Sector Risk. Subject to the Fund's investment limitations, the Fund may have significant exposure to a particular industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the industry or sector, and thus its net asset value may be more volatile than a fund without such levels of exposure. For example, if the Fund has significant exposure in a particular industry, then economic, regulatory, or other issues that negatively affect that industry may have a greater impact on the Fund than on a fund that is more diversified.
  Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
  Foreign Country Risk. Securities of foreign companies (including ADRs) may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
  Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund's shares to decline.
  Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time and the company's stock may never recover or may become worthless.
  Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund's investment objective.
  Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalizationcompanies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis International Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares (Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the MSCI ACWI (All Country World Index) ex US, a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

During the period from inception, December 29, 2006, through December 30, 2009, only the directors, officers and employees of Davis International Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis International Fund Average Annual Total Returns for the periods ended December 31, 2018 with maximum sales charge
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Davis International Fund | Davis International Fund - Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of net assets)	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement (as a percentage of net assets)	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of net assets)	rr_NetExpensesOverAssets	0.72%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 74
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	230
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	401
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	894
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	74
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	230
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	401
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 894
1 YEAR	rr_AverageAnnualReturnYear01	(20.82%)
5 YEARS	rr_AverageAnnualReturnYear05	1.26%
LIFETIME	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Registrant Name	dei_EntityRegistrantName	DAVIS NEW YORK VENTURE FUND INC.
CIK	dei_EntityCentralIndexKey	0000071701
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Aug. 27, 2019
Effective Date	dei_DocumentEffectiveDate	Aug. 27, 2019
Prospectus Date	rr_ProspectusDate	Aug. 27, 2019
After taxes on distributions | Davis Global Fund | Davis Global Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(26.02%)
5 YEARS	rr_AverageAnnualReturnYear05	2.40%
10 YEARS	rr_AverageAnnualReturnYear10	9.66%
After taxes on distributions | Davis International Fund | Davis International Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(25.13%)
5 YEARS	rr_AverageAnnualReturnYear05	(0.25%)
10 YEARS	rr_AverageAnnualReturnYear10	5.86%
After taxes on distributions and sale of fund shares | Davis Global Fund | Davis Global Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(13.41%)
5 YEARS	rr_AverageAnnualReturnYear05	2.39%
10 YEARS	rr_AverageAnnualReturnYear10	8.38%
After taxes on distributions and sale of fund shares | Davis International Fund | Davis International Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(14.29%)
5 YEARS	rr_AverageAnnualReturnYear05	0.06%
10 YEARS	rr_AverageAnnualReturnYear10	4.95%
MSCI All Country World Index - reflects no deduction for fees, expenses or taxes | Davis Global Fund
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(9.42%)
5 YEARS	rr_AverageAnnualReturnYear05	4.26%
10 YEARS	rr_AverageAnnualReturnYear10	9.46%
MSCI All Country World Index (ex US) - reflects no deduction for fees, expenses or taxes | Davis International Fund
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(14.20%)
5 YEARS	rr_AverageAnnualReturnYear05	0.68%
10 YEARS	rr_AverageAnnualReturnYear10	6.57%

[1]	 The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.15%; Class C shares, 1.90%; Class Y shares, 0.90%) until March 1, 2021. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to March 1, 2021, without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.